Stockholders' Deficit - Schedule of Shares of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	6,501,895	5,934,289
Stock options issued and outstanding [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	4,823
Stock purchase warrants [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	6,497,072